UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

1/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 99.5%
Asset Backed & Securitized – 2.0%
Anthracite Ltd., “A” CDO FRN, 1%, 2019 (z)	$1,389,737	$958,918
Commercial Mortgage Acceptance Corp., FRN, 1.793%, 2030 (i)	12,333,375	718,148
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	1,660,862
Daimler Chrysler Auto Trust, “A2B”, FRN, 1.162%, 2011	720,499	721,152
Falcon Franchise Loan LLC, FRN, 3.038%, 2023 (i)(z)	7,351,384	347,618
Ford Credit Auto Owner Trust, 1.433%, 2010	89,307	89,351
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	1,641,398	1,651,993
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,359,664
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,956,081
Nationstar Home Equity Loan Trust, FRN, 0.36%, 2036	567,153	515,909
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,988,442
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,957,167

		$15,925,305

Broadcasting – 0.1%
WPP Finance, 8%, 2014	$812,000	$930,755

Brokerage & Asset Managers – 0.6%
BlackRock, Inc., 3.5%, 2014	$2,760,000	$2,766,111
Santander UK PLC, 4.15%, 2014	2,007,000	2,016,154

		$4,782,265

Building – 0.6%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,563,259
CRH PLC, 8.125%, 2018	1,160,000	1,371,294

		$4,934,553

Cable TV – 0.5%
DIRECTV Holdings LLC, 5.875%, 2019 (n)	$1,400,000	$1,464,557
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,873,660

		$4,338,217

Chemicals – 1.5%
Dow Chemical Co., 8.55%, 2019	$4,690,000	$5,608,865
Lumena Resources Corp., 12%, 2014 (n)	2,931,000	2,580,172
PPG Industries, Inc., 5.75%, 2013	3,265,000	3,555,121

		$11,744,158

Computer Software – 0.2%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$1,958,761

Conglomerates – 1.3%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,478,688
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,931,636
Textron Financial Corp., 5.125%, 2010	2,600,000	2,646,537

		$10,056,861

Consumer Products – 1.2%
Clorox Co., 5%, 2013	$2,750,000	$2,981,066
Hasbro, Inc., 6.125%, 2014	870,000	954,250
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,490,588
Whirlpool Corp., 8%, 2012	1,885,000	2,084,065

		$9,509,969

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,215,007

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,540,895

Emerging Market Quasi-Sovereign – 3.5%
Banco do Brasil (Cayman Branch), 6%, 2020 (z)	$1,430,000	$1,421,537
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,405,848

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
BNDES Participacoes S.A., 5.5%, 2020 (z)	$138,000	$135,102
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,426,418
ELETROBRAS S.A., 6.875%, 2019 (n)	150,000	156,375
Export-Import Bank of Korea, 5.875%, 2015	513,000	550,822
Gaz Capital S.A., 8.125%, 2014 (n)	2,908,000	3,158,815
Korea Expressway Corp., 4.5%, 2015 (n)	1,309,000	1,320,413
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	901,485
National Agricultural Co., 5%, 2014 (n)	1,502,000	1,548,559
Pemex Project Funding Master Trust, 5.75%, 2018	949,000	954,487
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,014,995
Petrobras International Finance Co., 6.875%, 2040	1,349,000	1,356,820
Petroleos Mexicanos, 6%, 2020 (z)	2,773,000	2,739,391
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,330,077
Petróleos Mexicanos, 8%, 2019	776,000	884,640
Qtel International Finance Ltd., 6.5%, 2014 (n)	734,000	797,796
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,225,000	1,393,183
Qtel International Finance Ltd., 7.875%, 2019	453,000	515,193
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,734,532
Russian Agricultural Bank, 7.125%, 2014 (n)	200,000	213,280

		$27,959,768

Emerging Market Sovereign – 2.3%
Federative Republic of Brazil, 11%, 2040	$622,000	$822,595
Republic of Argentina, FRN, 0.943%, 2012	517,200	443,413
Republic of Brazil, 5.625%, 2041	1,132,000	1,032,950
Republic of Croatia, 6.75%, 2019 (n)	2,084,000	2,207,537
Republic of Hungary, 6.25%, 2020	2,109,000	2,115,348
Republic of Panama, 9.375%, 2029	1,115,000	1,477,375
Republic of Peru, 9.875%, 2015	647,000	813,603
Republic of Peru, 7.125%, 2019	362,000	409,060
Republic of Peru, 7.35%, 2025	415,000	463,763
Republic of Poland, 6.375%, 2019	772,000	835,249
State of Israel, 5.125%, 2014	5,000,000	5,453,395
State of Qatar, 5.15%, 2014 (n)	1,832,000	1,925,890

		$18,000,178

Energy - Independent – 1.4%
Anadarko Finance Co., 6.75%, 2011	$3,030,000	$3,198,607
EnCana Corp., 6.5%, 2019	2,110,000	2,374,455
Questar Market Resources, Inc., 6.8%, 2020	1,979,000	2,196,938
Talisman Energy, Inc., 7.75%, 2019	480,000	567,988
XTO Energy, Inc., 5.75%, 2013	2,666,000	2,936,010

		$11,273,998

Energy - Integrated – 1.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,500,611
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,033,588
Petro-Canada, 5%, 2014	2,140,000	2,289,094
Petro-Canada, 6.05%, 2018	904,000	984,986
TNK-BP Finance S.A., 6.25%, 2015 (z)	713,000	709,633
TNK-BP Finance S.A., 7.25%, 2020 (z)	873,000	865,143

		$9,383,055

Financial Institutions – 1.5%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,149,174
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,246,079
General Electric Capital Corp., 6%, 2019	1,180,000	1,221,398
General Electric Capital Corp., FRN, 0.41%, 2012	2,050,000	2,004,683

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
NYSE Euronext, Inc., 4.8%, 2013		$4,000,000	$4,295,528

			$11,916,862

Food & Beverages – 2.9%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)		$4,080,000	$4,839,349
Diageo Capital PLC, 5.125%, 2012		3,900,000	4,181,089
Dr. Pepper Snapple Group, Inc., 1.7%, 2011		2,340,000	2,352,521
Dr. Pepper Snapple Group, Inc., 2.35%, 2012		1,650,000	1,666,914
Dr. Pepper Snapple Group, Inc., 6.82%, 2018		560,000	636,628
H.J. Heinz Co., 6.625%, 2011		1,235,000	1,329,465
Kraft Foods, Inc., 6.75%, 2014		1,390,000	1,563,982
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,407,750
Miller Brewing Co., 5.5%, 2013 (n)		2,200,000	2,371,318
SABMiller PLC, 6.2%, 2011 (n)		2,800,000	2,965,500

			$23,314,516

Food & Drug Stores – 0.3%
CVS Caremark Corp., FRN, 0.555%, 2010		$2,680,000	$2,681,495

Industrial – 1.2%
Duke University Taxable Bonds, “A”, 4.2%, 2014		$1,900,000	$2,026,065
Johns Hopkins University, 5.25%, 2019		4,350,000	4,597,907
Princeton University, 4.95%, 2019		2,860,000	3,020,417

			$9,644,389

Insurance – 2.5%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$150,000	$118,028
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,380,075
Metropolitan Life Global Funding, 5.125%, 2013 (n)		1,705,000	1,836,768
Metropolitan Life Global Funding, 5.125%, 2014 (n)		1,020,000	1,092,768
New York Life Global Funding, 4.65%, 2013 (n)		6,000,000	6,365,268
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,661,108
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,452,740

			$19,906,755

Insurance - Property & Casualty – 0.3%
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		$3,000,000	$2,670,000

International Market Quasi-Sovereign – 6.9%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	$3,108,254
Commonwealth Bank of Australia, 2.4%, 2012 (n)		$2,410,000	2,459,258
Eksportfinans A.S.A., 5.125%, 2011		3,780,000	4,031,260
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,888,910
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	5,247,230
ING Bank N.V., 3.9%, 2014 (n)		6,650,000	6,927,837
Irish Life & Permanent PLC, 3.6%, 2013 (z)		3,600,000	3,625,110
LeasePlan Corp. N.V., 3%, 2012 (n)		1,640,000	1,689,285
National Australia Bank Ltd., 2.55%, 2012 (n)		2,410,000	2,458,771
Royal Bank of Scotland PLC, FRN, 0.972%, 2012 (n)		5,254,000	5,321,997
SBAB, 3.125%, 2012 (n)		5,260,000	5,384,617
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		5,315,000	5,515,019
Swedish Export Credit Corp., FRN, 1.022%, 2014		3,300,000	3,356,176
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,077,753

			$55,091,477

International Market Sovereign – 21.2%
Federal Republic of Germany, 3.75%, 2015	EUR	10,847,000	$16,058,423
Federal Republic of Germany, 4.25%, 2018	EUR	2,247,000	3,393,581
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,030,183
Government of Canada, 5.75%, 2033	CAD	358,000	422,281

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	$23,721,979
Government of Japan, 1.3%, 2014	JPY	978,000,000	11,236,626
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	25,807,039
Kingdom of Belgium, 5.5%, 2017	EUR	3,200,000	5,107,641
Kingdom of Netherlands, 3.75%, 2014	EUR	1,389,000	2,050,141
Kingdom of Netherlands, 4%, 2016	EUR	2,000,000	2,962,616
Kingdom of Spain, 5.35%, 2011	EUR	1,919,000	2,819,136
Kingdom of Spain, 4.6%, 2019	EUR	3,450,000	4,980,580
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,379,427
Republic of Austria, 4.65%, 2018	EUR	2,460,000	3,722,125
Republic of France, 5%, 2016	EUR	9,214,000	14,399,187
Republic of Ireland, 4.6%, 2016	EUR	2,179,000	3,113,328
Republic of Italy, 5.25%, 2017	EUR	11,975,000	18,437,496
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,714,417
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,419,612

			$168,775,818

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		$2,780,000	$2,808,162
Province of Ontario, 4.75%, 2016		6,000,000	6,445,722

			$9,253,884

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$533,279

Major Banks – 5.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,420,000
Banco Santander Chile, 2.875%, 2012 (n)		1,840,000	1,854,961
Bank of America Corp., 4.9%, 2013		4,300,000	4,514,364
Bank of America Corp., 7.375%, 2014		200,000	226,688
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,727,774
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,587,471
Credit Suisse New York, 5.5%, 2014		2,330,000	2,547,005
Goldman Sachs Group, Inc., 6%, 2014		2,490,000	2,727,466
Goldman Sachs Group, Inc., 7.5%, 2019		1,427,000	1,654,006
Kookmin Bank, 7.25%, 2014 (n)		2,100,000	2,356,408
Macquarie Group Ltd., 6%, 2020 (z)		3,361,000	3,321,545
Merrill Lynch & Co., Inc., 6.15%, 2013		2,190,000	2,369,363
Morgan Stanley, 6.75%, 2011		1,800,000	1,916,746
Morgan Stanley, 6%, 2014		2,330,000	2,537,892
Morgan Stanley, 6.625%, 2018		1,532,000	1,675,168
Morgan Stanley, 5.625%, 2019		640,000	645,954
Santander UK PLC, 3.875%, 2014 (n)		3,440,000	3,487,303
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	519,937
Wells Fargo & Co., 3.75%, 2014		$2,900,000	2,925,291
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		1,190,000	1,201,900
Wells Fargo & Co., FRN, 0.351%, 2011		2,250,000	2,251,125

			$45,468,367

Medical & Health Technology & Services – 0.2%
Hospira, Inc., 5.55%, 2012		$1,590,000	$1,707,344

Metals & Mining – 1.1%
International Steel Group, Inc., 6.5%, 2014		$2,070,000	$2,258,904
Rio Tinto Finance USA Ltd., 5.875%, 2013		3,690,000	4,023,915
Vale Overseas Ltd., 6.875%, 2039		2,642,000	2,697,831

			$8,980,650

Mortgage Backed – 11.1%
Fannie Mae, 4.56%, 2010		$1,349,735	$1,385,116

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.022%, 2010	6,800,000	$7,056,066
Fannie Mae, 4.755%, 2011	4,396,013	4,513,747
Fannie Mae, 4.845%, 2013	1,968,029	2,104,543
Fannie Mae, 4.609%, 2014	2,854,128	3,038,863
Fannie Mae, 4.84%, 2014	3,279,969	3,510,329
Fannie Mae, 5.412%, 2014	1,883,989	2,056,185
Fannie Mae, 4.62%, 2015	924,536	982,858
Fannie Mae, 4.921%, 2015	1,854,677	1,991,240
Fannie Mae, 4%, 2016	1,241,507	1,267,111
Fannie Mae, 5.395%, 2016	1,333,370	1,456,772
Fannie Mae, 5.424%, 2016	2,359,289	2,588,908
Fannie Mae, 6%, 2016 - 2029	2,984,378	3,100,029
Fannie Mae, 5.5%, 2017 - 2025	6,109,400	6,561,449
Fannie Mae, 5%, 2018 - 2025	5,072,992	5,339,344
Fannie Mae, 4.5%, 2019	5,762,583	6,069,217
Fannie Mae, 6.5%, 2031	4,022,320	4,443,435
Freddie Mac, 5.5%, 2017 - 2026	8,226,183	8,762,394
Freddie Mac, 6%, 2017 - 2034	1,471,561	1,587,494
Freddie Mac, 5%, 2019 - 2027	6,746,892	7,060,238
Freddie Mac, 4%, 2024	180,467	181,284
Ginnie Mae, 6%, 2033 - 2036	3,629,395	3,897,666
Ginnie Mae, 5.612%, 2058	4,563,776	4,871,831
Ginnie Mae, 6.357%, 2058	4,412,306	4,797,176

		$88,623,295

Natural Gas - Distribution – 0.5%
EQT Corp., 8.125%, 2019	$3,360,000	$4,048,615

Natural Gas - Pipeline – 0.3%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$405,758
Enterprise Products Partners LP, 4.95%, 2010	2,214,000	2,239,031

		$2,644,789

Network & Telecom – 2.1%
AT&T, Inc., 4.95%, 2013	$2,700,000	$2,909,401
British Telecommunications PLC, 5.15%, 2013	943,000	990,853
France Telecom S.A., 7.75%, 2011	2,330,000	2,497,101
SBC Communications, Inc., 5.875%, 2012	2,390,000	2,587,806
Telecom Italia Capital, 4.875%, 2010	3,000,000	3,072,939
Telefonica S.A., 5.877%, 2019	2,940,000	3,157,640
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,337,881

		$16,553,621

Oil Services – 0.5%
Smith International, Inc., 9.75%, 2019	$2,960,000	$3,874,631

Other Banks & Diversified Financials – 4.8%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,599,361
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (z)	2,930,000	2,940,911
Capital One Financial Corp., 8.8%, 2019	2,470,000	2,995,295
Citigroup, Inc., 5.5%, 2013	8,000,000	8,403,080
Eurohypo AG, 5.125%, 2016	3,140,000	3,218,877
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 2049 (n)	2,556,000	3,070,706
Lloyds TSB Bank PLC, 5.8%, 2020 (z)	3,960,000	3,916,020
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,227,367
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,000,000	4,900,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,657,500
Woori America Bank, 7%, 2015 (n)	1,026,000	1,129,633

		$38,058,750

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.4%
GlaxoSmithKline Capital, Inc., 4.85%, 2013	$2,114,000	$2,296,366
Pfizer, Inc., 6.2%, 2019	4,740,000	5,314,279
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,534,269

		$11,144,914

Pollution Control – 0.8%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,663,500
Republic Services, Inc., 5.25%, 2021 (n)	2,620,000	2,647,562

		$6,311,062

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$438,033

Real Estate – 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$738,388
Simon Property Group, Inc., REIT, 6.75%, 2014	603,000	670,394
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,490,341

		$3,899,123

Retailers – 1.4%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,967,198
Macy’s Retail Holdings, Inc., 8.875%, 2015	2,670,000	2,910,300
Staples, Inc., 9.75%, 2014	2,330,000	2,842,269
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,583,273

		$11,303,040

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$322,830

Supranational – 1.8%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,886,781
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,456,468
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,159,399
Eurasian Development Bank, 7.375%, 2014 (n)	689,000	730,340

		$14,232,988

Telecommunications - Wireless – 1.8%
AT&T Wireless Services, Inc., 7.875%, 2011	$1,000,000	$1,074,226
Crown Castle Towers LLC, 6.113%, 2020 (z)	2,934,000	3,041,989
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,006,000	1,021,090
Rogers Communications, Inc., 6.8%, 2018	4,950,000	5,629,353
Vodafone Group PLC, 5%, 2013	3,000,000	3,232,461

		$13,999,119

Tobacco – 1.5%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,187,720
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,373,800
Philip Morris International, Inc., 4.875%, 2013	4,620,000	4,973,398
Reynolds American, Inc., FRN, 0.953%, 2011	2,000,000	1,991,990

		$11,526,908

U.S. Government Agencies and Equivalents – 3.3%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,259,987
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,417,568
Small Business Administration, 6.35%, 2021	1,728,877	1,874,895
Small Business Administration, 6.34%, 2021	1,372,851	1,489,142
Small Business Administration, 6.44%, 2021	1,219,423	1,325,728
Small Business Administration, 6.625%, 2021	1,519,469	1,658,403
Small Business Administration, 5.34%, 2021	3,514,603	3,741,057
Small Business Administration, 4.93%, 2024	1,571,766	1,660,583
Small Business Administration, 5.36%, 2025	1,965,046	2,113,418

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.39%, 2025	$1,436,232	$1,542,633

		$26,083,414

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 10.625%, 2015 (f)	$1,190,000	$1,690,171

Utilities - Electric Power – 4.5%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$2,859,700
Colbun S.A., 6%, 2020 (z)	2,388,000	2,386,340
Duke Energy Corp., 5.65%, 2013	1,800,000	1,968,572
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,508,550
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,400,039
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,458,651
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,367,555
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	1,950,922
Georgia Power Co., 6%, 2013	1,350,000	1,519,432
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,023,822
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,670,807
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,568,277

		$35,682,667

Utilities - Gas – 0.8%
Keyspan Corp., 7.625%, 2010	$3,880,000	$4,083,234
Sempra Energy, 7.95%, 2010	2,290,000	2,302,835

		$6,386,069

Total Bonds		$792,322,620

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	205	$205

Total Investments		$792,322,825

Other Assets, Less Liabilities – 0.5%		3,913,273

Net Assets – 100.0%		$796,236,098

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $159,993,633, representing 20.1% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A” CDO FRN, 1%, 2019	1/28/10	$979,764	$958,918
BNDES Participacoes S.A., 5.5%, 2020	1/05/10	136,550	135,102
Banco do Brasil (Cayman Branch), 6%, 2020	1/15/10	1,422,149	1,421,537
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013	1/13/10	2,929,678	2,940,911
Colbun S.A., 6%, 2020	1/14/10	2,363,475	2,386,340
Crown Castle Towers LLC, 6.113%, 2020	1/08/10	2,934,000	3,041,989
Falcon Franchise Loan LLC, FRN, 3.038%, 2023	1/18/02	418,530	347,618
Irish Life & Permanent PLC, 3.6%, 2013	1/07/10	3,598,056	3,625,110
Lloyds TSB Bank PLC, 5.8%, 2020	1/05/10	3,950,773	3,916,020
Macquarie Group Ltd., 6%, 2020	1/07/10	3,358,009	3,321,545
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,988,442
Petroleos Mexicanos, 6%, 2020	1/28/10	2,739,391	2,739,391
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	706,989	709,633

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
TNK-BP Finance S.A., 7.25%, 2020	1/27/10	$857,836	$865,143

Total Restricted Securities			$28,397,699
% of Net Assets			3.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Investment Valuations - continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$27,773,585	$—	$27,773,585
Non-U.S. Sovereign Debt	—	284,060,229	—	284,060,229
Corporate Bonds	—	246,182,271		246,182,271
Residential Mortgage-Backed Securities	—	89,139,205	—	89,139,205
Commercial Mortgage-Backed Securities	—	9,628,318	—	9,628,318
Asset-Backed Securities (including CDOs)	—	5,781,079	—	5,781,079
Foreign Bonds	—	129,757,933	—	129,757,933
Mutual Funds	205	—	—	205

Total Investments	$205	$792,322,620	$—	$792,322,825

Other Financial Instruments
Futures	$(20,584)	$—	$—	$(20,584)
Swaps	—	68,859	—	68,859
Forward Currency Contracts	—	2,366,309	—	2,366,309

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$748,328,702

Gross unrealized appreciation	$51,429,993
Gross unrealized depreciation	(7,435,870)

Net unrealized appreciation (depreciation)	$43,994,123

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	5,715,234	3/10/10	$5,415,025	$5,344,828	$70,197
SELL	EUR	JPMorgan Chase Bank	39,473,186	3/15/10	57,666,574	54,723,976	2,942,598
SELL	EUR	UBS AG	13,898,793	3/15/10	20,306,136	19,268,706	1,037,430
SELL	SEK	UBS AG	9,536,157	4/12/10	1,318,005	1,290,759	27,246

							$4,077,471

Liability Derivatives
SELL	GBP	Barclays Bank PLC	7,746,739	4/12/10	$12,367,281	$12,377,002	$(9,721)
SELL	GBP	Deutsche Bank AG	7,746,739	4/12/10	12,371,929	12,377,002	(5,073)
SELL	JPY	JPMorgan Chase Bank	5,585,608,392	4/12/10	60,200,125	61,896,493	(1,696,368)

							$(1,711,162)

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	27	3,144,445	Mar-10	$538

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	15	3,269,297	Mar-10	(10,131)
U.S. Treasury Note 10 yr (Long)	USD	60	7,089,375	Mar-10	(10,991)

					$(21,122)

Swap Agreements at 1/31/10

Expiration	Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14 USD	3,960,000	Goldman Sachs International	(a)	1.00% (fixed rate)	(1)	$68,859

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issue exposure.
(a)	Net unamortized premiums received by the fund amounted to $8,426.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Derivative Contracts at 1/31/10 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	753	47,727,539	(47,728,087)	205

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,150	$205

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2010, are as follows:

United States	49.2%
Japan	8.0%
United Kingdom	7.2%
France	4.1%
Germany	3.6%
Canada	3.4%
Italy	2.7%
Australia	2.5%
Sweden	2.4%
Other Countries	16.9%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.